Related party transactions	12 Months Ended
Dec. 31, 2012
Related party transactions

21. Related party transactions

Transactions with employees

The Group’s customers include distributors who are owned by certain employees of the Group. Details of the transactions for the years ended December 31, 2010, 2011 and 2012 were as follows:

	For the years ended December 31,
	2010	2011	2012
Sales	$10,638,174	$11,969,028	$—
Accounts receivable	142,238	928,078	9,520

These sales represented 3.6%, 3.3% and nil of the total gross revenues in 2010, 2011 and 2012, respectively. As all of the employees who own the Group’s distributors have resigned from the Group as of December 31, 2011. Therefore, no transactions with employees incurred in 2012.